Long Term Borrowings (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Trust_Preferred_Secuirities	Dec. 31, 2011	Mar. 18, 2010
Long Term Borrowings (Additional Textual) [Abstract]
Outstanding structured repurchase agreements	$ 54,354	$ 55,243
Contractual amounts with carrying value	50,000	50,000
Weighted-average rate of repurchase agreements	4.06%	4.06%
No. of trust preferred securities acquired	13
Life of debt securities and trust preferred securities	30 years
Period allowed for deferral of interest payment on the trust preferred securities	60 months
Subordinated promissory notes			3,393
Subordinated promissory notes, due date	Mar. 18, 2020
Carrying value of promissory notes	3,573	3,590
Trust Preferred Securities [Member]
Long Term Borrowings (Textual) [Abstract]
Fixed interest rate	7.95%
Redeemed securities issue	$ 34,500
Subordinated Debt 1 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	10.60%
Fixed interest rate	10.00%
Subordinated Debt 2 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	3.89%
Subordinated debt variable interest rate, basis points	3.58%
Subordinated Debt 3 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	3.89%
Subordinated debt variable interest rate, basis points	3.58%
Subordinated Debt 4 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	3.41%
Subordinated debt variable interest rate, basis points	3.10%
Subordinated Debt 5 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	3.19%
Subordinated debt variable interest rate, basis points	2.85%
Subordinated Debt 6 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	7.95%
Subordinated Debt 7 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	3.16%
Subordinated debt variable interest rate, basis points	2.85%
Subordinated Debt 8 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.99%
Subordinated debt variable interest rate, basis points	1.68%
Subordinated Debt 9 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.71%
Subordinated debt variable interest rate, basis points	1.40%
Subordinated Debt 10 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.85%
Subordinated debt variable interest rate, basis points	1.55%
Subordinated Debt 11 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.89%
Subordinated debt variable interest rate, basis points	1.55%
Subordinated Debt 12 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.96%
Subordinated debt variable interest rate, basis points	1.65%
Subordinated Debt 13 [Member]
Long Term Borrowings (Textual) [Abstract]
Subordinated debt interest rate	1.74%
Subordinated debt variable interest rate, basis points	1.43%